Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials	$ 499.2	$ 897.6
Work in process	439.7	891.6
Spare parts	224.6	424.3
Finished goods	106.0	146.4
Held by third parties	50.7	108.7
Inventory in transit	21.0	91.1
Consumption materials	24.2	48.3
Used aircraft	5.9	46.0
Advances to suppliers	29.6	31.4
Loss on adjustment to market value	(0.9)	(7.7)
Loss due to obsolescence	(95.6)	(170.7)	$ (153.2)	$ (138.1)
Total	$ 1,304.4	$ 2,507.0